Guarantees (Tables)	12 Months Ended
Dec. 31, 2011
Guarantees [Abstract]
Summary of NRG's estimated guarantees, indemnity, and other contingent liability
The following table summarizes the maximum potential exposures that can be estimated for NRG's guarantees, indemnities, and other contingent liabilities by maturity:

	By Remaining Maturity at December 31,
	2011
Guarantees	Under 1 Year	1-3 Years	3-5 Years	Over 5 Years	Total	2010 Total
	(In millions)
Letters of credit and surety bonds	$1,562	$108	$—	$—	$1,670	$887
Asset sales guarantee obligations	60	—	567	8	635	1,022
Commercial sales arrangements	91	100	91	1,123	1,405	1,285
Other guarantees	1	—	—	460	461	171
Total guarantees	$1,714	$208	$658	$1,591	$4,171	$3,365